Note 20 - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying amount of the original assets transferred [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 1,039	€ 1,101
Financial assets at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit and loss	673	698
Carrying amount of the assets continued to bel recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	81	109
Financial assets at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit and loss	17	23
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 139	€ 185